EQUITY - Equity Components (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance	$ 5,141	$ 4,874	$ 4,644	$ 3,958
Share capital
Balance	177	177	178	180
Share premium
Balance	610	608	605	600
Capital redemption reserve
Balance	18	18	17	15
Treasury shares
Balance	(189)	(214)	(257)	$ (432)
Retained earnings and other reserves
Balance	$ 4,525	$ 4,285	$ 4,101